Earnings (Loss) Per Common Share (Details Narrative) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Common stock issuable upon the exercise of stock options and warrants			54,513	1,349,850
Common stock issuable upon the exercise of outstanding options			0	1,600
Common shares
Antidilutive securities excluded	259,357	259,357
Issuable upon exercise
Antidilutive securities excluded	1,349,850	1,349,850